Note 13 - Leases	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
NOTE
13
. LEASES

A lease is defined as a contract, or part of a contract, that conveys the right to control the use of identified property, plant or equipment for a period of time in exchange for consideration. On
January 1, 2019,
the Company adopted ASU
No.
2016
-
02
and all subsequent ASUs that modified this topic (collectively referred to as “Topic
842”
). For the Company, Topic
842
primarily affected the accounting treatment for operating lease agreements in which the Company is the lessee.

Substantially all of the leases in which the Company is the lessee are comprised of real estate for branches and office space with terms extending through
2027.
All of our leases are classified as operating leases, and therefore, were previously not
recognized on the Company’s consolidated balance sheet. With the adoption of Topic
842,
operating lease arrangements are required to be recognized on the consolidated balance sheet as a right-of-use (“ROU”) asset and a corresponding lease liability.

The following table represents the consolidated balance sheet classification of the Company’s ROU assets and liabilities. The Company elected not
to include short-term leases (i.e., leases with initial terms of twelve
months or less), or equipment leases (deemed immaterial) on the consolidated balance sheet.

(dollars in thousands)	Classification	December 31, 2019
Assets
Operating lease right-of-use assets	Other assets	$572

Liabilities
Operating lease liabilities	Other liabilities	$547

The calculated amount of the ROU assets and lease liabilities in the table above are impacted by the length of the lease term and the discount rate used to present value the minimum lease payments. The Company’s lease agreements often include one
or more options to renew at the Company’s discretion. If at lease inception the Company considers the exercising of a renewal option to be reasonably certain, the Company will include the extended term in the calculation of the ROU asset and lease liability. Regarding the discount rate, Topic
842
requires the use of the rate implicit in the lease whenever this rate is readily determinable. As this rate is rarely determinable, the Company utilizes its incremental borrowing rate at lease inception, on a collateralized basis, over a similar term. For operating leases existing prior to
January 1, 2019,
the rate for the remaining lease term as of
January 1, 2019
was used.

For
2019,
operating lease cost was $
152,000
. Rental expense measured under ASC Topic
840,
Leases, was
$443,000
for
2018.

As of
December 31, 2019,
the weighted average remaining lease term was
5.35
 years and the weighted average discount rate was
2.06%.

The following table represents the future maturities of the Company’s operating lease liabilities and other lease information.

(dollars in thousands)
Year	Lease Liability
2020	$186
2021	110
2022	73
2023	45
2024	45
Thereafter	128
Total Lease Payments	587
Less: Interest	(40)
Present Value of Lease Liabilities	$547

Supplemental Lease Information: (dollars in thousands)	December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases (cash payments)	$151
Operating cash flows from operating leases (lease liability reduction)	$138
Operating lease right-of-use assets obtained in exchange for leases entered into during the period	$676